Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net income	$ 9,492,549	$ 1,108,040
Less: Net loss from discontinued operations	60,874	662,522
Net income from continuing operations	9,553,423	1,770,562
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Allowance for credit losses - accounts receivable	227,172	1,092,452
Allowance for credit losses - financing receivables	31,022	43,007
Inventory reserve	18,508	0
Depreciation expense	9,256	1,749
Amortization of intangible asset	10,531	10,429
Change in fair value of convertible note	150,000	66,259
Change in fair value of warrant liabilities	(1,804,000)	850,294
Accrued compensation on convertible note	0	624,513
Amortization of right-of-use assets	69,398	32,048
Loss on promissory note converted to shares	31,969	0
Gain from disposal of subsidiaries	(3,544,650)	(1,005,593)
Gain from disposal of financing receivables	(2,314,342)	0
Changes in operating assets and liabilities:
Accounts receivable	(8,683,240)	(716,302)
Advances to suppliers	3,010,053	(18,658)
Inventory	(62,283)	(113,907)
Prepaid expenses and other receivables	238,699	(539,869)
Accounts payable	58,644	3,111,693
Accrued liabilities and other payables	(1,137,449)	(1,410,672)
Customer deposits	788	307
Lease liabilities	(69,366)	(89,280)
Taxes payable	826,941	796,379
Net cash (used in) provided by continuing operations	(3,378,926)	4,505,411
Net cash used in discontinued operations	(21,571)	(59,889)
Net cash (used in) provided by operating activities	(3,400,497)	4,445,522
Cash flows from investing activities
Acquisition of property, plant and equipment	(40,000)	(12,817)
Cash received from disposition of subsidiaries	78,308	(27,104)
Financing receivables	(620,442)	(860,149)
Net cash used in continuing operations	(582,134)	(900,070)
Net cash used in discontinued operations	0	0
Net cash used in investing activities	(582,134)	(900,070)
Cash flows from financing activities
Proceeds from loans from third parties	92,586	51,333
Cancellation of common stock due to reverse split	(512)	0
Proceeds from loans from related parties, net	147,197	57,009
Repayment of convertible note	0	(300,000)
Proceeds from issuance of common stock and warrants	0	1,642,500
Proceeds from exercising of warrants	282,020	0
Net cash provided by continuing operations	521,291	1,450,842
Net cash (used in) provided by discontinued operations	(687)	37,992
Net cash provided by financing activities	520,604	1,488,834
Effect of exchange rate changes on cash, cash equivalents and restricted cash	625,612	65,922
Net (decrease) increase in cash, cash equivalents and restricted cash	(2,836,415)	5,100,208
Cash, cash equivalents and restricted cash, beginning of period	35,211,333	29,125,232
Cash, cash equivalents and restricted cash, end of period	32,374,918	34,225,440
Supplemental disclosure information:
Income taxes paid	889,601	694,777
Non-cash transactions of investing and financing activities
Conversion of convertible note	348,000	909,000
Conversion of promissory note	131,969	0
Consideration from disposal of subsidiaries offset with accounts payable	0	249,480
Reclassification of warrant liability to equity upon exercise of warrants	180,000	0
Acquisition consideration settled by financing receivable	46,286,849	0
Loan payable to third parties settled by accounts receivable	1,062,249	0
RECONCILIATION TO AMOUNTS ON CONSOLIDATED BALANCE SHEETS:
Cash, cash equivalents and restricted cash	32,374,918	34,185,052
Cash, cash equivalents and restricted cash included in current assets of discontinued operations	0	40,388
Total cash, cash equivalents and restricted cash show in the statement of cash flows	$ 32,374,918	$ 34,225,440